Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies (Details) [Line Items]
Purchase commitments, description	The Company has entered into two agreements for leasehold improvements on the office premises. As of December 31, 2020, the Company’s commitment under these agreements amounted to $7 million. There is no commitment as of December 31, 2019 and 2018.
Percentage of net assets	99.00%	100.00%	100.00%
PRC Subsidiaries [Member]
Commitments and Contingencies (Details) [Line Items]
Net assets	$ 60.1	$ 1.3	$ (0.1)